Strategic Report - Global Private Banking (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Profit before tax	$ 19,890,000,000	$ 17,167,000,000	$ 7,112,000,000
Revenue	53,780,000,000	51,445,000,000	47,966,000,000
Impairment loss (reversal of impairment loss)	1,767,000,000	1,769,000,000	3,400,000,000
Operating expense	34,659,000,000	34,884,000,000	39,808,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	21,719,000,000	21,133,000,000	18,906,000,000
Revenue	53,940,000,000	51,661,000,000	49,260,000,000
Impairment loss (reversal of impairment loss)	1,767,000,000	1,713,000,000	2,572,000,000
Operating expense	$ 32,990,000,000	31,231,000,000	30,147,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking
Disclosure of operating segments [line items]
Increase in revenue in targeted market, percent	10.00%
Increase in number of new revenue generating employees | employee	101
Net new money inflows	$ 15,000,000,000
Percentage of net new money inflows from collaboration with other global businesses	60.00%
Profit before tax	$ 344,000,000	296,000,000	286,000,000
Increase (decrease) in profit (loss) before tax	$ 48,000,000
Increase (decrease) in profit (loss) before tax, percent	16.00%
Revenue	$ 1,785,000,000	1,723,000,000	1,770,000,000
Increase (decrease) in revenue/net operating income	$ 62,000,000
Increase (decrease) in revenue/net operating income, percent	4.00%
Impairment loss (reversal of impairment loss)	$ (8,000,000)	$ 16,000,000	$ 0
Operating expense	1,400,000,000
Increase (decrease) in operating expenses	$ 38,000,000
Increase (decrease) in operating expenses, percent	3.00%
Return on risk-weighted assets	2.10%	1.90%	1.70%
RoTE excluding significant items and UK bank levy (%)	9.90%	7.10%	5.60%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Investment revenue
Disclosure of operating segments [line items]
Revenue	$ 717,000,000	$ 700,000,000	$ 738,000,000
Increase (decrease) in revenue/net operating income	$ 17,000,000
Increase (decrease) in revenue/net operating income, percent	2.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Lending
Disclosure of operating segments [line items]
Revenue	$ 391,000,000	393,000,000	420,000,000
Increase (decrease) in revenue/net operating income	$ (2,000,000)
Increase (decrease) in revenue/net operating income, percent	(1.00%)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Deposit
Disclosure of operating segments [line items]
Revenue	$ 497,000,000	404,000,000	345,000,000
Increase (decrease) in revenue/net operating income	$ 93,000,000
Increase (decrease) in revenue/net operating income, percent	23.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Other
Disclosure of operating segments [line items]
Revenue	$ 180,000,000	226,000,000	267,000,000
Increase (decrease) in revenue/net operating income	$ (46,000,000)
Increase (decrease) in revenue/net operating income, percent	(20.00%)
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	$ 21,719,000,000	21,133,000,000	18,906,000,000
Revenue	53,940,000,000	51,661,000,000	49,260,000,000
Operating expense	32,990,000,000	31,231,000,000	30,147,000,000
Operating Segments, Including Adjustments | Global Private Banking
Disclosure of operating segments [line items]
Profit before tax	344,000,000	296,000,000	286,000,000
Revenue	1,497,000,000	1,453,000,000	1,512,000,000
Impairment loss (reversal of impairment loss)		16,000,000
Operating expense	$ 1,449,000,000	$ 1,411,000,000	$ 1,484,000,000
Asia | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking
Disclosure of operating segments [line items]
Increase in revenue in targeted market, percent	18.00%
Increase in number of new revenue generating employees | employee	71